Earnings Per Share - Summary of Basic Earnings Per Share (Detail) - EUR (€) € / shares in Units, € in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [line items]
Owners of Aegon N.V.	€ 710	€ 2,469	€ 437
Coupons on perpetual securities	(102)	(103)	(105)
Coupons on non-cumulative subordinated notes	(11)	(28)	(28)
Net income / (loss) attributable to owners for basic earnings per share calculation	597	2,338	304
Net income / (loss) attributable to common shareholders	€ 593	€ 2,321	€ 302
Weighted average number of common shares B outstanding (in million)	2,036	2,042	2,048
Basic earnings per common share (EUR per share)	€ 0.29	€ 1.14	€ 0.15
Common share B [member]
Earnings per share [line items]
Net income / (loss) attributable to common shareholders	€ 4	€ 16	€ 2
Weighted average number of common shares B outstanding (in million)	571	575	575
Basic earnings per common share (EUR per share)	€ 0.01	€ 0.03